Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income (loss) from continuing operations before noncontrolling interest	$ 214.9	$ 542.6	$ (104.6)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax	6.4	(25.9)	25.7
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	385.7	0.8	0
Adjustments to reconcile net income (loss) from continuing operations before noncontrolling interest to net cash provided by (used for) operating activities of continuing operations
Equity income of unconsolidated subsidiaries	(1.2)	(2.0)	(2.3)
Depreciation	138.7	141.3	85.2
Amortization	114.0	134.1	74.9
Loss (gain) on sale of businesses, net	0.2	(20.8)	0
Deferred income taxes	2.0	54.0	(138.9)
Share-based compensation	33.6	31.1	35.8
Impairment of trade names	0	11.0	60.7
Loss on early extinguishment of debt	0	0	75.4
Excess tax benefits from share-based compensation	(12.6)	(16.8)	(5.0)
Pension and other post-retirement expense (income)	76.2	(31.3)	167.5
Pension and other post-retirement contributions	(27.7)	(34.0)	(238.0)
Loss (gain) on sale of assets	(1.5)	3.9	(2.4)
Changes in assets and liabilities, net of effects of business acquisitions
Accounts and notes receivable	9.0	(106.3)	31.2
Inventories	(3.7)	58.1	108.3
Other current assets	(22.0)	(5.7)	(0.2)
Accounts payable	34.5	41.1	(53.8)
Employee compensation and benefits	13.2	66.3	(91.9)
Other current liabilities	58.5	41.2	69.2
Other non-current assets and liabilities	(13.2)	48.6	(30.9)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	1,005.0	931.3	65.9
Cash Provided by (Used in) Operating Activities, Discontinued Operations	3.4	(3.4)	(22.2)
Net cash provided by (used for) operating activities of continuing operations	1,008.4	927.9	43.7
Investing activities
Capital expenditures	(129.6)	(170.0)	(94.5)
Proceeds from sale of property and equipment	13.1	6.0	5.5
Proceeds from sale of businesses, net	0.3	43.5	0
Acquisitions, net of cash acquired	(12.3)	(92.4)	470.5
Other	0.2	1.7	(5.9)
Net cash provided by (used for) investing activities	(128.3)	(211.2)	375.6
Financing activities
Net receipts (repayments) of short-term borrowings	0.5	0	(3.7)
Net receipts of commercial paper and revolving long-term debt	468.6	104.2	253.8
Proceeds from long-term debt	2.2	0.7	594.3
Repayment of long-term debt	(16.8)	(7.4)	(617.2)
Debt issuance costs	(3.1)	(1.4)	(9.7)
Debt extinguishment costs	0	0	(74.8)
Excess tax benefits from share-based compensation	12.6	16.8	5.0
Shares issued to employees, net of shares withheld	37.0	80.0	68.2
Repurchases of ordinary shares	(1,150.0)	(715.8)	(334.2)
Dividends paid	(211.4)	(194.2)	(112.4)
Purchase of / distribution to noncontrolling interest	(134.7)	(2.0)	(1.6)
Net cash provided by (used for) financing activities	(995.1)	(719.1)	(232.3)
Effect of exchange rate changes on cash and cash equivalents	(30.6)	21.0	0.3
Change in cash and cash equivalents	(145.6)	18.6	187.3
Cash and cash equivalents, beginning of year	256.0	237.4	50.1
Cash and cash equivalents, end of year	$ 110.4	$ 256.0	$ 237.4